Finance income and expenses (Tables)	6 Months Ended
Jun. 30, 2022
Finance income and expenses
Schedule of finance income and expenses

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Finance income
Interest	$2.8	$1.7	$3.5	$2.4
	$2.8	$1.7	$3.5	$2.4
Finance expenses
Standby charges	$0.5	$0.5	$1.1	$1.1
Amortization of debt issue costs	0.3	0.3	0.6	0.5
Interest	—	0.2	—	0.2
Accretion of lease liabilities	—	0.1	—	0.1
	$0.8	$1.1	$1.7	$1.9